Note 3 - Securities - Summary of Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due in one year or less	$ 1,414
Due in one year or less	1,428
Due after one year through five years	7,684
Due after one year through five years	7,908
Due after five years through ten years	25,019
Due after five years through ten years	25,972
Due after ten years	266,665
Due after ten years	270,529
Other securities having no maturity date	1,805
Other securities having no maturity date	1,805
Total	302,587	$ 185,269
Total	$ 307,642	$ 194,580